Expedition Funds
GUIDING YOUR WAY
1998 Semi-annual Report
[PHOTO OF COMPASS AND SPREADSHEET OMITTED]

Table of Contents

Letter to Shareholders......................................1
Statement of Net Assets.....................................3
Statement of Operations....................................15
Statement of Changes in Net Assets.........................16
Financial Highlights.......................................18
Notes to Financial Statements..............................20


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Shares of the Expedition Funds are not deposits of or obligations of, or guaranteed or endorsed by Compass Bank, Compass Bancshares, Inc. or any of their affiliates, or any bank, and are not obligations of, guaranteed by or insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

An investment in shares of the Funds involves investment risk, including the possible loss of all or a portion of the principal invested, and the investment return and value of shares of the Funds will fluctuate so that an investment, when liquidated, may be worth more or less than the original cost.

Money market funds are not insured or guaranteed by the U.S. Government and there can be no assurance that the Expedition Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Compass Bank serves as investment advisor and custodian of the Expedition Funds, and Compass Bank and various of its affiliates may provide various services to the Funds, for which investment advisory, custodian and other services Compass Bank and/or such other affiliates are entitled to receive compensation.
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

                                                         Letter to Shareholders
Dear Shareholder:



     I am pleased to report that the six-month period ended April 30, 1998 was a positive one for the Expedition Funds, marked by good performance, continued asset growth, an expanding shareholder base, and the introduction of a new fund.
     (BULLET) MARKET OVERVIEW: The investment markets experienced increased volatility during the period, as investors grew concerned about the economic crisis in Asia and how it may impact the U.S. economy. These concerns periodically dampened enthusiasm for equities, sending the major indices down from their recent historic highs. The domestic economy remained strong, however, with corporate profits showing modest growth, and unemployment levels reaching thirty-year lows.
     As they often do during times of uncertainty, bonds performed well overall, helped in part by inflows of cash from domestic and international investors seeking the safe haven of U.S. government and corporate debt instruments. The bond market also benefited from continued inaction by the Federal Reserve Board, which saw the Asian crisis as an additional reason to leave interest rates at their current levels.
     (BULLET) A GROWING INVESTMENT FAMILY: During this period, assets in the Expedition Funds grew to $572 million, an increase of 2.5% over their level on October 31, 1997. The number of individual and institutional shareholders also increased, reflecting a growing interest in mutual fund portfolios that are managed by the investment professionals of Compass Asset Management Group.
     During  April,  1998,  the  Expedition   Tax-Free  Money  Market  Fund  was
introduced, filling an important niche in our fund family. This Fund seeks income that is generally free from Federal income taxes, providing an attractive alternative to conservative, tax-conscious investors. The Fund also seeks stability of principal by investing primarily in high quality money market instruments, offering shareholders immediate access to their funds.

Letter to Shareholders (concluded)

     With this new fund, investors now have a fuller range of tools for building their investment strategies. The other portfolios within the Expedition Funds family are:
     (BULLET) Expedition Equity Fund
     (BULLET) Expedition Bond Fund
     (BULLET) Expedition Money Market Fund
     In the months ahead, we may expand our family even further with the introduction of additional new funds. Details on these funds will be announced as soon as they are available.
     (BULLET) A POSITIVE OUTLOOK: We are gratified by the growth of our fund family, and continue to seek new opportunities to provide our shareholders with the very best in investment products and services. And while we are proud of the recent performance of our funds, we recognize that the investment markets seldom move in a straight upward line. Therefore, we continually seek to avoid undue risk, and encourage our investors to maintain a long-term outlook and to ignore short-term market trends. As always, if you should have any questions, comments, or requests regarding how we can serve you better, please contact us by calling toll-free: 1-800-992-2085.
     On behalf of our investment management family, thank you for your continued confidence in the Expedition Funds.


                                             Sincerely,



                                             /S/ SIGNATURE
                                             Jan A. Koenig, CFA
                                             CHIEF INVESTMENT OFFICER
                                             COMPASS BANK ASSET MANAGEMENT GROUP
                                             EXPEDITION FUNDS INVESTMENT ADVISOR

Statement of Net Assets                                             (unaudited)
The Expedition Equity Fund
                                                                      VALUE
DESCRIPTION                                             SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
   AIRCRAFT - 5.3%
   Boeing                                               83,625      $ 4,186
   Lockheed Martin                                      54,970        6,122
   United Technologies                                  57,825        5,692
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                                    16,000
--------------------------------------------------------------------------------
   AUTOMOTIVE - 3.3%
   Chrysler                                            106,690        4,288
   Dana                                                 99,220        5,866
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                  10,154
--------------------------------------------------------------------------------
   BANKS - 4.4%
   J.P. Morgan                                          34,545        4,534
   Mellon Bank                                         120,885        8,704
--------------------------------------------------------------------------------
   TOTAL BANKS                                                       13,238
--------------------------------------------------------------------------------
   BEAUTY PRODUCTS - 4.5%
   Gillette                                             46,095        5,321
   Procter & Gamble                                    101,640        8,354
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                                             13,675
--------------------------------------------------------------------------------
   BROADCASTING, NEWSPAPERS & ADVERTISING - 2.1%
   Omnicom Group                                       132,140        6,260
--------------------------------------------------------------------------------
   TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING                       6,260
--------------------------------------------------------------------------------
   CHEMICALS - 2.0%
   E.I. du Pont de Nemours                              84,745        6,170
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                    6,170
--------------------------------------------------------------------------------
   COMPUTER COMMUNICATIONS EQUIPMENT - 2.6%
   Cisco Systems*                                      105,692        7,742
--------------------------------------------------------------------------------
   TOTAL COMPUTER COMMUNICATIONS EQUIPMENT                            7,742
--------------------------------------------------------------------------------
   COMPUTERS & SERVICES - 7.0%
   Compaq Computer                                     286,280        8,034
   Computer Associates                                  83,450        4,887
   IBM                                                  71,800        8,320
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                        21,241
--------------------------------------------------------------------------------
   DRUGS - 5.0%
   Merck                                                68,200        8,218
   Pfizer                                               62,400        7,102
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                       15,320
--------------------------------------------------------------------------------
   ELECTRICAL UTILITY - 0.9%
   Enova                                               106,440        2,847
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITY                                           2,847
--------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

Statement of Net Assets                                              (unaudited)
The Expedition Equity Fund
                                                                      VALUE
DESCRIPTION                                             SHARES        (000)
--------------------------------------------------------------------------------
   ENTERTAINMENT - 4.3%
   Carnival                                             96,885     $  6,740
   Walt Disney                                          51,295        6,377
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                               13,117
--------------------------------------------------------------------------------
   ENVIRONMENTAL SERVICES - 1.6%
   USA Waste Services*                                 101,920        5,000
--------------------------------------------------------------------------------
   TOTAL ENVIRONMENTAL SERVICES                                       5,000
--------------------------------------------------------------------------------
   FINANCIAL SERVICES - 4.6%
   Fannie Mae                                           90,935        5,445
   Franklin Resources                                  160,545        8,589
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                          14,034
--------------------------------------------------------------------------------
   FOOD & TOBACCO - 4.9%
   H.J. Heinz                                          150,600        8,208
   PepsiCo                                              70,651        2,804
   Philip Morris                                       100,580        3,753
--------------------------------------------------------------------------------
   TOTAL FOOD & TOBACCO                                              14,765
--------------------------------------------------------------------------------
   GAS/NATURAL GAS - 2.4%
   Williams Companies                                  229,485        7,257
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                                              7,257
--------------------------------------------------------------------------------
   INSURANCE - 7.1%
   Allstate                                             63,000        6,064
   Marsh & McLennan                                     67,590        6,159
   Travelers                                           153,177        9,373
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                   21,596
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   MACHINERY - 4.5%
   Crane                                                85,302        4,590
   General Electric                                    106,385        9,056
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                                   13,646
--------------------------------------------------------------------------------
   MEDICAL PRODUCTS & SERVICES - 6.0%
   Biomet                                              152,901        4,587
   McKesson                                            106,830        7,552
   Tenet Healthcare*                                   159,195        5,960
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   TOTAL MEDICAL PRODUCTS & SERVICES                                 18,099
--------------------------------------------------------------------------------
   PAPER & PAPER PRODUCTS - 1.9%
   Temple Inland                                        89,730        5,793
--------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                                       5,793
--------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
4

Statement of Net Assets                                              (unaudited)
The Expedition Equity Fund
                                                     SHARES/FACE        VALUE
DESCRIPTION                                           AMT. (000)        (000)
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS - 5.2%
   Dresser Industries                                  144,950      $  7,664
   Schlumberger                                         97,042         8,042
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   TOTAL PETROLEUM & FUEL PRODUCTS                                    15,706
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   PETROLEUM REFINING - 3.2%
   Exxon                                               131,320         9,572
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                            9,572
--------------------------------------------------------------------------------
   RETAIL - 5.3%
   Dayton Hudson                                        93,355         8,151
   Safeway*                                            204,950         7,839
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                       15,990
--------------------------------------------------------------------------------
   SPECIALTY CONSTRUCTION - 2.4%
   Masco                                               126,525         7,338
--------------------------------------------------------------------------------
   TOTAL SPECIALTY CONSTRUCTION                                        7,338
--------------------------------------------------------------------------------
   TELEPHONES & TELECOMMUNICATION - 9.0%
   Lucent Technologies                                 101,660         7,739
   SBC Communications                                  257,180        10,657
   Sprint                                              132,720         9,066
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   TOTAL TELEPHONES & TELECOMMUNICATION                               27,462
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   TOTAL COMMON STOCKS
      (COST $245,624)                                                302,022
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.3%
     Greenwich Treasury
       5.48%, dated 04/30/98,
       matures 05/01/98, repurchase
       price $1,060,161 (collateralized
       by U.S. Treasury Instrument,
       market value: $1,081,210)                        $1,060         1,060
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $1,060)                                                    1,060
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.8%
      (COST $246,684)                                                303,082
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                 610
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

Statement of Net Assets                                              (unaudited)
The Expedition Equity Fund
                                                                      VALUE
DESCRIPTION                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Institutional Class (unlimited
     authorization -- no par value) based
     on 27,547,876 outstanding shares
     of beneficial interest                                         $235,156
   Portfolio Shares of Investment Shares Class (unlimited
     authorization -- no par value) based
     on 34,945 outstanding shares
     of beneficial interest                                              211
   Distribution in excess of net investment income                      (538)
   Accumulated net realized gain on investments                       12,465
   Net unrealized appreciation on investments                         56,398
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                       $303,692
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NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                             $11.01
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTMENT SHARES CLASS                         $11.03
--------------------------------------------------------------------------------
* Non-income producing security

   The accompanying notes are an integral part of the financial statements.
6

Statement of Net Assets                                              (unaudited)
The Expedition Bond Fund
                                                         FACE        VALUE
DESCRIPTION                                           AMT.(000)      (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 10.1%
   AT&T Universal Card Master Trust,
      Ser 1995-2, Cl A
      5.950%, 10/17/02                                  $2,500    $   2,508
   MBNA Master Credit Card Trust,
      97-I, Cl A
      6.550%, 01/15/07                                   2,500        2,565
   MBNA Master Trust,
      Ser 1995-F, Cl A
      6.600%, 01/15/03                                   2,300        2,341
   Proffitts Credit Card Master Trust,
      Ser 1997-2, Cl A
      6.500%, 12/15/05                                   4,000        4,053
--------------------------------------------------------------------------------
   TOTAL ASSET BACKED SECURITIES
      (COST $11,318)                                                 11,467
--------------------------------------------------------------------------------
CORPORATE BONDS - 18.7%
   BANKS - 1.3%
   Morgan Guaranty Trust
      5.750%, 10/08/99                                   1,500        1,494
--------------------------------------------------------------------------------
   TOTAL BANKS                                                        1,494
--------------------------------------------------------------------------------
   CONSUMER NON-DURABLE - 3.8%
   Archer Daniels Midland
      6.250%, 05/15/03                                   1,500        1,504
   Campbell Soup
      5.625%, 09/15/03                                   1,875        1,830
   Coca-Cola Enterprises
      6.375%, 08/01/01                                   1,000        1,013
--------------------------------------------------------------------------------
   TOTAL CONSUMER NON-DURABLE                                         4,347
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCE - 7.1%
   American General Finance Senior Notes
      7.250%, 04/15/00                                   1,500        1,532
   Beneficial Finance
      7.750%, 11/08/02                                     500          528
   Caterpillar Finance Services
      6.490%, 10/15/99                                   1,000        1,007
   Ford Motor Credit
      6.125%, 04/28/03                                   3,500        3,491
   Lehman Brothers Holdings
      6.500%, 10/01/02                                   1,000        1,008
   Merrill Lynch
      6.510%, 03/19/01                                     500          506
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCE                                          8,072
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

Statement of Net Assets                                              (unaudited)
The Expedition Bond Fund
                                                         FACE          VALUE
DESCRIPTION                                           AMT.(000)        (000)
--------------------------------------------------------------------------------
   LEASING & RENTING - 0.9%
   International Lease Finance
      6.250%, 10/15/00                                  $1,005     $   1,010
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                             1,010
--------------------------------------------------------------------------------
   RETAIL - 5.6%
   Dillard Department Stores
      7.150%, 09/01/02                                   2,025         2,096
   Wal-Mart Stores
      6.500%, 06/01/03                                   1,520         1,552
      7.500%, 05/15/04                                   2,500         2,678
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                        6,326
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $20,970)                                                  21,249
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%
   FHLMC Note
      6.800%, 03/19/07                                   1,000         1,052
   FNMA Notes
      6.350%, 11/23/01                                   2,000         2,012
      6.220%, 03/13/06                                   1,000         1,009
      6.620%, 06/25/07                                   1,000         1,041
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $4,939)                                                    5,114
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 15.4%
   FHLMC, Ser 1437, Cl H
      7.000%, 12/15/02                                   1,107         1,126
   FHLMC, Ser 1317, Cl H
      7.000%, 01/15/07                                   1,000         1,016
   FHLMC, Ser 1668, Cl B
      6.500%, 11/15/10                                     831           834
   FHLMC, Gold Pool #E00413
      6.500%, 01/01/11                                   3,186         3,204
   FHLMC, Gold Pool #E00475
      7.500%, 02/01/12                                   1,644         1,693
   FHLMC, Gold Pool #E00485
      7.000%, 05/01/12                                   2,696         2,749
   FHLMC, Gold Pool #E00532
      6.500%, 02/01/13                                   1,980         1,991
   FNMA, Ser 1991-4, Cl E
      8.250%, 09/25/05                                     333           338
   FNMA, Pool #369212
      6.500%, 11/01/08                                   1,103         1,108
   FNMA, Pool #190665
      7.000%, 03/01/09                                   2,215         2,256
   FNMA, Ser 1991-31, Cl L
      6.500%, 05/25/20                                   1,176         1,178

     The accompanying notes are an integral part of the financial statements.

Statement of Net Assets                                              (unaudited)
The Expedition Bond Fund
                                                         FACE         VALUE
DESCRIPTION                                           AMT. (000)      (000)
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED OBLIGATIONS
      (COST $17,367)                                                 $17,493
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 49.2%
   U.S. Treasury Bond
      6.000%, 08/15/99                                  $1,250         1,257
   U.S. Treasury Notes
      6.750%, 05/31/99                                   2,000         2,025
      7.750%, 01/31/00                                   2,300         2,382
      6.375%, 05/15/00                                   3,000         3,045
      6.250%, 08/31/00                                   3,500         3,549
      6.125%, 09/30/00                                   2,000         2,023
      5.625%, 11/30/00                                   3,000         3,001
      6.250%, 04/30/01                                   1,500         1,526
      6.625%, 06/30/01                                   3,500         3,598
      7.500%, 11/15/01                                   2,500         2,647
      6.250%, 01/31/02                                   3,500         3,568
      7.500%, 05/15/02                                   4,000         4,261
      6.375%, 08/15/02                                   3,250         3,336
      6.250%, 02/15/03                                   3,000         3,073
      5.750%, 08/15/03                                   5,000         5,020
      7.250%, 08/15/04                                   3,000         3,241
      6.500%, 08/15/05                                   3,000         3,132
      6.875%, 05/15/06                                   1,000         1,071
      6.500%, 10/15/06                                   1,000         1,048
      6.250%, 02/15/07                                   1,000         1,034
      6.125%, 08/15/07                                   2,000         2,053
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $55,239)                                                  55,890
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.2%
     Morgan Stanley
       5.25%, dated 04/30/98,
       matures 05/01/98, repurchase
       price $213,031 (collateralized
       by U.S. Treasury Instrument,
       market value: $218,368)                             213           213
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $213)                                                        213
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 98.1%
      (COST $110,046)                                                111,426
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET - 1.9%                               2,135
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

Statement of Net Assets                                              (unaudited)
The Expedition Bond Fund
                                                                       VALUE
DESCRIPTION                                                            (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Institutional Class (unlimited
     authorization -- no par value) based on
     10,241,399 outstanding shares
     of beneficial interest                                         $ 99,158
   Portfolio Shares of Investment Shares Class
     (unlimited authorization -- no par value)
     based on 1,264,903 outstanding shares
     of beneficial interest                                           16,728
   Distribution in excess of net investment income                        (5)
   Accumulated net realized loss on investments                       (3,700)
   Net unrealized appreciation on investments                          1,380
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                       $113,561
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                              $9.87
--------------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTMENT SHARES CLASS                          $9.86
--------------------------------------------------------------------------------
Cl--Class
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
Ser--Series

   The accompanying notes are an integral part of the financial statements.
10

Statement of Net Assets                                              (unaudited)
The Expedition Money Market Fund
                                                         FACE          VALUE
DESCRIPTION                                           AMT. (000)       (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 5.8%
   Societe Generale
      5.765%, 10/09/98                                  $2,000       $ 1,999
      5.700%, 03/23/99                                   2,000         2,000
   Wachovia
      5.530%, 06/01/98                                   5,000         5,000
--------------------------------------------------------------------------------
   TOTAL CERTIFICATES OF DEPOSIT
      (COST $8,999)                                                    8,999
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 56.2%
   BROKER/DEALERS - 12.9%
   Bear Stearns
      5.520%, 05/15/98                                   5,000         4,989
   Goldman Sachs Group
      5.490%, 05/29/98                                   4,000         3,983
   Merrill Lynch
      5.530%, 05/15/98                                   4,000         3,991
   Morgan Stanley, Dean Witter, Discover
      5.510%, 05/26/98                                   4,000         3,985
      5.500%, 07/06/98                                   3,000         2,970
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                               19,918
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCE - 18.0%
   American General Finance
      5.520%, 05/08/98                                   4,000         3,996
   Avco Financial Services
      5.500%, 06/12/98                                   4,000         3,974
      5.480%, 06/23/98                                   3,000         2,976
   Ford Motor Credit
      5.470%, 06/03/98                                   3,000         2,985
   Norwest Corporation
      5.510%, 05/22/98                                   3,000         2,990
   Preferred Receivables Funding
      5.510%, 05/27/98                                   3,000         2,988
      5.500%, 06/10/98                                   4,000         3,976
   Transamerica Finance
      5.510%, 05/11/98                                   4,000         3,994
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCE                                          27,879
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 5.2%
   General Electric
      5.430%, 05/05/98                                   2,000         1,999
      5.520%, 05/26/98                                   3,000         2,988
   Georgia Power
      5.500%, 05/12/98                                   3,000         2,995
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                           7,982
--------------------------------------------------------------------------------

 The accompanying notes are an integral part of the financial statements.

Statement of Net Assets                                              (unaudited)
The Expedition Money Market Fund
                                                         FACE         VALUE
DESCRIPTION                                           AMT.(000)       (000)
--------------------------------------------------------------------------------
   FUNDING CORPORATIONS - 20.1%
   Centric Capital
      5.520%, 06/18/98                                  $5,000       $ 4,963
   Falcon Asset Securitization
      5.510%, 05/19/98                                   3,240         3,231
      5.510%, 06/04/98                                   2,000         1,990
   Receivables Capital
      5.510%, 06/19/98                                   7,000         6,948
   Riverwood Funding
      5.520%, 05/08/98                                   3,000         2,997
      5.530%, 05/28/98                                   4,000         3,983
   Toyota Motor Credit
      5.500%, 05/13/98                                   4,000         3,993
      5.580%, 05/14/98                                   3,000         2,994
--------------------------------------------------------------------------------
   TOTAL FUNDING CORPORATIONS                                         31,099
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
      (COST $86,878)                                                  86,878
--------------------------------------------------------------------------------
CORPORATE BONDS - 23.4%
   BANKS - 6.8%
   NationsBank
      5.560%, 07/15/98                                   1,000           999
      5.125%, 09/15/98                                   3,000         2,992
      8.500%, 03/01/99                                   1,500         1,533
   Norwest Corporation
      6.230%, 09/01/98                                   2,000         2,002
      6.000%, 10/13/98                                   1,000         1,000
   Wachovia
      6.000%, 03/15/99                                   2,000         2,008
--------------------------------------------------------------------------------
   TOTAL BANKS                                                        10,534
--------------------------------------------------------------------------------
   BROKER/DEALER - 1.9%
   Merrill Lynch
      6.090%, 06/08/98                                   1,000         1,000
      6.600%, 06/24/98                                   2,000         2,002
--------------------------------------------------------------------------------
   TOTAL BROKER/DEALERS                                                3,002
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCE - 8.2%
   Associates Corporation of North America
      7.250%, 05/15/98                                   2,000         2,001
      5.250%, 09/01/98                                   1,000           998
      6.500%, 09/09/98                                   2,000         2,005
      5.270%, 02/22/99                                   1,000           996
      6.000%, 03/15/99                                   1,280         1,285
   Ford Motor Credit
      5.625%, 12/15/98                                   1,000           999
      7.900%, 05/17/99                                   2,200         2,249

     The accompanying notes are an integral part of the financial statements.

Statement of Net Assets                                              (unaudited)
The Expedition Money Market Fund
                                                         FACE          VALUE
DESCRIPTION                                           AMT.(000)        (000)
--------------------------------------------------------------------------------
   General Electric Capital
      8.100%, 01/26/99                                  $2,085       $ 2,120
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED FINANCE                                          12,653
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES - 2.6%
   Southern California Edison
      5.450%, 06/15/98                                   2,000         1,999
      7.500%, 04/15/99                                   2,000         2,031
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                           4,030
--------------------------------------------------------------------------------
   LEASING & RENTING - 3.9%
   International Lease Finance
      6.250%, 06/15/98                                   3,000         3,001
      5.980%, 11/16/98                                   1,000         1,000
      6.270%, 02/10/99                                   1,000         1,004
      7.500%, 03/01/99                                   1,000         1,014
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                             6,019
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
      (COST $36,238)                                                  36,238
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.8%
   Federal National Mortgage Association
      5.540%, 04/02/99                                   2,000         1,998
   Student Loan Marketing Agency*
      5.473%, 10/15/98                                   3,000         3,000
      5.393%, 06/28/99                                   4,000         4,002
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $9,000)                                                    9,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 8.7%
     Greenwich Treasury
       5.48%, dated 04/30/97,
       matures 05/01/98, repurchase
       price $13,438,045 (collateralized
       by U.S. Treasury Instruments,
       total market value: $13,706,843)                 13,436        13,436

--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
      (COST $13,436)                                                  13,436
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.9%
      (COST $154,551)                                                154,551
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                 85
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of the financial statements.

Statement of Net Assets                                              (unaudited)
The Expedition Money Market Fund
                                                                       VALUE
DESCRIPTION                                                            (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Institutional
    Class (unlimited authorization -- no par
    value) based on 33,445,708 outstanding shares
    of beneficial interest                                          $ 33,446
   Portfolio Shares of Investment Service
    Shares Class (unlimited authorization
    -- no par value) based on 121,192,980 outstanding
    shares of beneficial interest                                    121,193
   Accumulated net realized loss on investments                           (3)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                                       $154,636
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                              $1.00
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- INVESTMENT SERVICE SHARES CLASS                  $1.00
--------------------------------------------------------------------------------
* Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of April 30, 1998.

   The accompanying notes are an integral part of the financial statements.
14

Statement of Operations (000)                                        (unaudited)
For the six-month period ended April 30, 1998

                                           EXPEDITION   EXPEDITION   EXPEDITION
                                             EQUITY        BOND     MONEY MARKET
                                              FUND         FUND         FUND
                                           -----------  ----------  ------------
INVESTMENT INCOME:
   Dividends                                $ 2,017       $   --       $   --
   Interest                                      95        3,603        4,796
                                            -------       ------       ------
   Total investment income                    2,112        3,603        4,796
EXPENSES:
   Investment Advisory fees                     979          440          337
   Waiver of Investment Advisory fees            --          (68)        (188)
   Administrator fees                           257          117          168
   Waiver of Administrator fees                  --           --          (42)
   Transfer Agent fees                           49           32           27
   Custodian fees                                26           12           17
   Directors' fees                                7            3            4
   Registration fees                             64           40           26
   Professional fees                             10            5            7
   Printing fees                                 13            4            6
   Shareholder Servicing fees --
    Investment Service Shares                    --           --          168
   Distribution fees--Investment shares          --            5           --
   Amortization of organizational costs           3           --           --
   Other fees                                     3            3            1
                                            -------       ------       ------
   Total net expenses                         1,411          593          531
                                            -------       ------       ------
   Investment income--net                       701        3,010        4,265
                                            -------       ------       ------
   Net realized gain on investments          12,663          412            1
   Net change in unrealized appreciation
     (depreciation) of investments           44,527         (165)          --
                                            -------       ------       ------
   NET GAIN ON INVESTMENTS                   57,190          247            1
                                            -------       ------       ------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                        $57,891       $3,257       $4,266
                                            =======       ======       ======

   The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)
For the six-month period ended April 30, 1998
and the year ended October 31, 1997
                                                            EXPEDITION
                                                              EQUITY
                                                               FUND
                                                --------------------------------
                                                Period Ended       Period Ended*
                                                  04/30/98            10/31/97
                                                  --------           ---------
OPERATIONS:
Investment income--net                            $    701           $     485
   Net realized gain (loss) on investments          12,663              31,123
   Net change in unrealized appreciation
     (depreciation) of investments                  44,527             (24,519)
                                                  --------           ---------
Net increase in net assets resulting
   from operations                                  57,891               7,089
                                                  --------           ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income--net:
   Institutional Class                              (1,363)               (361)
   Investment Shares/Investment Service
      Shares Class                                      --                  --
Net realized gain on investments:
   Institutional Class                             (12,889)            (18,432)
   Investment Shares/Investment Service
      Shares Class                                      --                  --
                                                  --------           ---------
Total distributions                                (14,252)            (18,793)
                                                  --------           ---------
CAPITAL SHARE TRANSACTIONS:
Institutional class:
   Proceeds from sales                              49,151              21,421
   Proceeds in connection with acquisition of
     Common Trust Fund Assets                           --             245,636
   Reinvestment of distributions                       162              18,432
   Payments for redemptions                        (27,038)            (36,218)
                                                  --------           ---------
Increase (decrease) in net assets from Institutional
   class transactions                               22,275             249,271
                                                  --------           ---------
Investment Service Shares and Investment
   Shares Class (respectively):
   Proceeds from sales                                 385                  --
   Reinvestment of distributions                        --                  --
   Payments for redemptions                           (174)                 --
                                                  --------           ---------
Increase (decrease) in net assets from
   Investment Service Shares and Investment
   Shares Class (respectively) transactions            211                  --
                                                  --------           ---------
   Increase (decrease) in net assets from
     capital share transactions                     22,486             249,271
                                                  --------           ---------
   Total increase (decrease) in net assets          66,125             237,567
                                                  --------           ---------
   NET ASSETS AT BEGINNING OF PERIOD               237,567                  --
                                                  --------           ---------
NET ASSETS AT END OF PERIOD                       $303,692           $ 237,567
                                                  ========           =========
Capital share transactions:
   Institutional class:
   Shares issued                                     4,971               2,253
   Shares issued in connection with acquisition of
     Common Trust Fund Assets                           --              24,854
   Shares issued in lieu of cash distributions          15               2,032
   Shares redeemed                                  (2,741)             (3,836)
                                                  --------           ---------
   Total Institutional class transactions            2,245              25,303
                                                  --------           ---------
   Investment Service Shares and Investment
   Shares Class (respectively):
   Shares issued                                        35                  --
   Shares issued in lieu of cash distributions          --                  --
   Shares redeemed                                      --                  --
                                                  --------           ---------
   Total Investment Service Shares and Investment
     Shares Class (respectively) transactions           35                  --
                                                  --------           ---------
   NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS   2,280              25,303
                                                  ========           =========
*Commenced operations on June 13, 1997.

                                                                     (unaudited)
                EXPEDITION                               EXPEDITION
                   BOND                                  MONEY MARKET
                   FUND                                     FUND
 ------------------------------------           ----------------------------
 Period Ended              Year Ended            Period Ended      Year Ended
  04/30/98                  10/31/97               04/30/98         10/31/97
   -------                  --------               --------         --------

   $ 3,010                  $  3,825               $  4,265         $  7,999
       412                      (739)                     1               --

      (165)                    2,551                     --               --
   -------                  --------               --------         --------

     3,257                     5,637                  4,266            7,999
   -------                  --------               --------         --------


    (2,562)                   (1,889)                  (892)            (910)
      (450)                   (1,939)                (3,373)          (7,089)

        --                        --                     --               --
        --                        --                     --               --
  --------                  --------               --------         --------
    (3,012)                   (3,828)                (4,265)          (7,999)
  --------                  --------               --------         --------


    10,283                    21,432                 36,463           75,569

        --                    95,844                     --               --
       452                        --                     --               --
   (11,035)                  (17,787)               (51,023)         (27,564)
  --------                 ---------              ---------        ---------

      (300)                   99,489                (14,560)          48,005
  --------                 ---------              ---------        ---------


        48                       675                271,102          864,106
       217                       874                    646            1,085
   (11,503)                  (22,545)              (298,210)        (890,259)
  --------                 ---------              ---------         --------


   (11,238)                  (20,996)               (26,462)         (25,068)
  --------                 ---------              ---------         --------

   (11,538)                   78,493                (41,022)          22,937
  --------                 ---------              ---------         --------
   (11,293)                   80,302                (41,021)          22,937
  --------                 ---------              ---------         --------
   124,854                    44,552                195,657          172,720
  --------                 ---------              ---------         --------
  $113,561                 $ 124,854              $ 154,636         $195,657
  ========                 =========              =========         ========



     1,040                     2,200                 36,463           75,569

        --                     9,891                     --               --
        45                        --                     --               --
    (1,119)                   (1,816)               (51,023)         (27,564)
  --------                 ---------              ---------         --------
       (34)                   10,275                (14,560)          48,005
  --------                 ---------              ---------         --------


         5                        63                271,102          864,106
        22                        90                    646            1,085
    (1,161)                   (2,312)              (298,210)        (890,259)
  --------                 ---------              ---------         --------

    (1,134)                   (2,159)               (26,462)         (25,068)
  --------                 ---------              ---------         --------
    (1,168)                    8,116                (41,022)          22,937
  ========                 =========              =========         ========

The accompanying notes are an integral part of the financial statements.

Financial Highlights

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1998 (UNAUDITED) AND THE PERIODS ENDED OCTOBER 31, FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                              REALIZED AND
                         NET                   UNREALIZED     DISTRIBUTIONS                      NET ASSET
                     ASSET VALUE,     NET       GAINS OR        FROM NET       DISTRIBUTIONS      VALUE,
                      BEGINNING    INVESTMENT (LOSSES) ON      INVESTMENT          FROM           END OF      TOTAL
                      OF PERIOD      INCOME   INVESTMENTS        INCOME        CAPITAL GAINS      PERIOD      RETURN
                      ----------  ----------- -----------     ------------     --------------    --------    --------
------------
EQUITY FUND
------------

  Institutional Shares
  1998+                   $ 9.39       0.03       2.15           (0.05)            (0.51)        $11.01        24.31%
  1997(1)                  10.00       0.02       0.25           (0.02)            (0.86)          9.39         2.96%
  Investment Shares
  1998+(7)                $ 9.65       0.02       1.92           (0.05)            (0.51)        $11.03        24.45%

----------
BOND FUND
----------
  Institutional Shares
  1998+                   $ 9.85       0.25       0.02           (0.25)               --         $ 9.87         2.79%
  1997(1)                   9.69       0.19       0.16           (0.19)               --           9.85         3.49%
  Investment Shares
  1998+                   $ 9.85       0.25       0.01           (0.25)               --         $ 9.86         2.64%(6)
  1997                      9.77       0.53       0.08           (0.53)               --           9.85         6.41%(6)
  1996                      9.92       0.58      (0.15)          (0.58)               --           9.77         4.44%
  1995                      9.54       0.63       0.38           (0.63)               --           9.92        10.94%
  1994                     10.40       0.54      (0.86)          (0.54)               --           9.54        (3.12%)
  1993                     10.25       0.63       0.21           (0.63)            (0.06)         10.40         8.42%
  1992(2)                  10.00       0.36       0.25           (0.36)               --          10.25         6.24%

------------------
MONEY MARKET FUND
------------------
  Institutional Shares
  1998+                  $  1.00       0.03         --           (0.03)               --         $ 1.00         2.64%
  1997(3)                   1.00       0.02         --           (0.02)               --           1.00         5.26%*
  Investment Service Shares(4)
  1998+                  $  1.00       0.03         --           (0.03)               --         $ 1.00         2.51%
  1997                      1.00       0.08         --           (0.08)               --           1.00         4.97%
  1996                      1.00       0.04         --           (0.04)               --           1.00         4.95%
  1995                      1.00       0.05         --           (0.05)               --           1.00         5.51%
  1994                      1.00       0.03         --           (0.03)               --           1.00         3.29%
  1993                      1.00       0.03         --           (0.03)               --           1.00         2.84%
  1992                      1.00       0.04         --           (0.04)               --           1.00         4.07%
  1991                      1.00       0.06         --           (0.06)               --           1.00         6.44%
  1990(5)                   1.00       0.06         --           (0.06)               --           1.00         5.89%
18

                                                                              RATIO         RATIO OF NET
                                                          RATIO OF NET      OF EXPENSES   INVESTMENT INCOME
                                  NET         RATIO OF     INVESTMENT       TO AVERAGE       TO AVERAGE
                                ASSETS        EXPENSES      INCOME          NET ASSETS       NET ASSETS      PORTFOLIO     AVERAGE
                                END OF       TO AVERAGE    TO AVERAGE        EXCLUDING        (EXCLUDING      TURNOVER    COMMISSION
                              PERIOD (000)   NET ASSETS    NET ASSETS        (WAIVERS)        WAIVERS)         RATE          RATE
                             -------------   ----------   -------------    -------------   ---------------   --------    -----------
------------
EQUITY FUND
------------
 Institutional Shares
  1998+                         $303,310        1.07%*        0.54%*           1.07%*           0.54%*         38.04%      $0.0432
  1997(1)                        237,567        1.09%*        0.53%*           1.09%*           0.53%*         64.68%       0.0519
  Investment Shares
  1998+(7)                      $    385        1.11%*       (0.64%)*          1.11%*          (0.64%)*        38.04%      $0.0432

----------
BOND FUND
----------
  Institutional Shares
  1998+                         $101,085        0.99%*        5.11%*           1.11%*           5.23%*         20.55%           --
  1997(1)                        101,224        1.10%*        5.05%*           1.11%*           5.04%*         69.09%           --
  Investment Shares
  1998+                         $ 12,476        1.08%*        5.01%*           1.17%*           5.10%*         20.55%           --
  1997                            23,630        1.13%         5.46%            1.56%            5.03%          69.09%           --
  1996                            44,552        1.08%         5.90%            1.58%            5.40%          77.00%           --
  1995                            63,521        1.04%         6.51%            1.51%            6.04%          79.00%           --
  1994                            58,827        1.20%         5.44%            1.50%            5.14%          91.00%           --
  1993                            97,246        1.11%         6.11%            1.40%            5.82%          69.00%           --
  1992(2)                         65,984        0.79%*        6.79%*           1.39%*           6.19%*         88.00%           --

------------------
MONEY MARKET FUND
------------------
  Institutional Shares
  1998+                         $ 33,446        0.43%*        5.24%*           0.65%*           5.02%*            --            --
  1997(3)                         48,006        0.43%*        5.22%*           0.70%*           4.95%*            --            --
  Investment Service Shares(4)
  1998+                         $121,190        0.68%*        4.98%*           0.90%*           4.76%*            --            --
  1997                           147,651        0.73%         4.84%            0.85%            4.72%             --            --
  1996                           136,666        0.71%         4.85%            0.71%            4.85%             --            --
  1995                           141,434        0.56%         5.38%            0.66%            5.28%             --            --
  1994                           158,367        0.75%         3.26%            0.79%            3.22%             --            --
  1993                           131,508        0.70%         2.83%            0.70%            2.83%             --            --
  1992                           187,394        0.64%         4.01%            0.65%            4.00%             --            --
  1991                           212,997        0.62%         6.13%            0.67%            6.08%             --            --
  1990(5)                        117,716        0.58%*        7.80%*           0.68%*           7.70%*            --            --

 *  Annualized
 +  For the six month period ended April 30, 1998.
(1) Commenced operations on June 13, 1997.
(2) Commenced operations on April 20, 1992.
(3) Commenced operations on June 9, 1997.
(4) During 1997, the Starburst Money Market Trust Shares were renamed the Expedition Money Market Investment Service Shares.
(5) Commenced operations on February 5, 1990.
(6) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(7) Commenced operations on November 24, 1997.
    The accompanying notes are an integral part of the financial statements.

                                                         18 & 19

Notes to Financial Statements

(1)  Organization
The Expedition Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company offering the following portfolios as of April 30, 1998: the Expedition Equity Fund ("the Equity Fund"), the Expedition Bond Fund ("the Bond Fund"), the Expedition Money Market Fund ("the Money Market Fund") (collectively, "the Funds"). A fourth portfolio, the Expedition Tax Free Money Market Fund, had not commenced operations as of April 30, 1998. Each of the Expedition Funds portfolios is registered to offer two classes of shares. The Bond and Equity Funds offer Institutional and Investment shares and the Money Market Fund and the Tax Free Money Market Fund offer Institutional and Investment Service shares. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objectives, policies, and strategies of the Expedition Funds portfolios are described in their prospectuses.

(2)  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. Certain amounts in the 1996 financial statements have been reclassified to conform with the presentation in the 1997 financial statements.

SECURITY VALUATION -- Investment securities held by the Money Market Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in securities held in the Expedition Equity and Bond Funds are valued as follows: Equity Securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for

                                                                     (unaudited)

which market quotations are readily available are valued at the mean of the most recently quoted bid and asked price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general supervision of the Board of Trustees (the "Trustees").

REPURCHASE AGREEMENTS -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase, discounts, and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Money Market Fund and Bond Fund are declared daily and paid monthly. The Equity Fund declares and pays dividends from net investment income monthly. Any net realized capital gains will be distributed at least annually for all Funds. Dividends and distributions are determined

Notes to Financial Statements

in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of wash sales losses and post-October losses.

FEDERAL TAXES -- It is each Fund's policy to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At October 31, 1997, the Bond Fund and the Money Market Fund, for federal tax purposes, had a capital loss carryforward of $3,787,019 and $4,857, respectively, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of any distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                                      EXPIRATION AMOUNT
                            ------------------------------------
     EXPIRATION                BOND                 MONEY MARKET
        YEAR                   FUND                     FUND
     ----------             ---------              ------------
        2001                $  391,292                 $1,224
        2002                 2,421,386                  2,757
        2003                   558,610                    712
        2004                     1,621                     --
        2005                   414,110                    164

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased upon settlement. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

                                                                     (unaudited)
CLASSES -- Class specific expenses are borne by that class.
Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

(3)  Shares of Beneficial Interest

INVESTMENT ADVISORY FEE -- Compass Bank, the Trust's Investment Advisor (the "Advisor"), receives for its services annual advisory fees equal to 0.75% of each of the Bond and Equity Fund's and 0.40% of the Money Market Fund's average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee. The Advisor can modify or terminate these voluntary waivers at any time at its sole discretion.

ADMINISTRATIVE FEE -- The Trust and SEI Fund Resources (the "Administrator"), a Delaware business trust, are parties to an administration agreement (the "Agreement") dated June 9, 1997, under which the Administrator provides the Trust with certain legal, accounting, and shareholder services for an annual fee of .20% of the Funds' average daily net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund.

DISTRIBUTION PLAN -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated June 9, 1997. The Bond and Equity Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate the Distributor from the net assets of each Fund to finance activities intended to result in the sale of the Fund's shares. The plan provides that each Fund may incur distribution expenses up to 0.25% of the average daily net assets of each Fund's Investment Shares, annually, to compensate the Distributor. The Distributor may voluntarily choose to waive a portion of its fee.

Pursuant to the terms of a Shareholder Service Plan, the Money Market Fund will pay the Distributor an amount equal to 0.25% of the average daily net asset value of the Money Market Fund's Investment Services Shares.

CUSTODIAN FEES -- Compass Bank is the Funds' custodian. The fee is based on a rate of 0.02% of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Notes to Financial Statements

GENERAL -- Certain of the officers and trustees of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustees are paid no fees by the Trust for serving in their respective roles.

(4) Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1998, were as follows (000):
                                              BOND          EQUITY
                                              FUND           FUND
                                            --------       --------
Purchases.............................       $23,326       $106,809
Sales.................................       $34,627       $ 99,318

At April 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 1998, are as follows (000):
                                              BOND          EQUITY
                                              FUND           FUND
                                            --------       --------
Aggregate gross unrealized
  appreciation........................        $1,659       $60,301
Aggregate gross unrealized
  depreciation........................          (279)       (3,903)
                                              ------       -------
Net unrealized appreciation...........        $1,380       $56,398
                                              ======       =======
24

                                                                     (unaudited)

(5) Organization Costs and Transactions with Affiliates
Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with the reorganization. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

(6) Common Trust Fund Conversions
On June 13 and June 20, 1997, certain Common Trust Funds of Compass Bank and certain of its affiliates were converted into the Expedition Funds. The Funds involved in the conversion are as follows:

COMMON TRUST FUND                              EXPEDITION FUND
------------------                            ----------------
River Oaks Equity Model                            Equity
Compass EB Growth                                  Equity
Compass EB Value Stock                             Equity
Compass EB Contrarian Stock                        Equity
Compass Value Stock                                Equity
Compass Growth Stock                               Equity
Compass Contrarian Stock                           Equity
Compass EB Short Term High Quality                  Bond
Compass EB Intermediate                             Bond
Compass Short Term High Quality                     Bond
River Oaks Cap Trust                                Bond
River Oaks Cap Preserv Bond                         Bond

Notes to Financial Statements                                        (unaudited)

The assets, which consisted of securities, and related receivables less liabilities were converted on a tax-free basis. The net assets of each fund (including net unrealized gain/(loss) immediately before the conversion were as follows (000):

        COMMON                                            UNREALIZED      NET
      TRUST FUND                              ASSETS      GAIN/(LOSS)   ASSETS
-----------------------                       ------      ----------   -------
River Oaks Equity Model                       $23,029        $7,456    $30,485
Compass EB Growth                              35,434         2,118     37,552
Compass EB Value Stock                         48,976         2,663     51,639
Compass EB Contrarian Stock                    42,068         2,123     44,191
Compass Value Stock                            21,677         9,907     31,584
Compass Growth Stock                           13,687         5,086     18,773
Compass Contrarian Stock                       24,375         7,037     31,412
Compass EB Short Term High Quality             39,083           215     39,298
Compass EB Intermediate                         6,603            51      6,654
Compass Short Term High Quality                42,538         (285)     42,253
River Oaks Cap Trust                            6,609            41      6,650
River Oaks Cap Preserv Bond                       980             9        989

The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.

Notes

Notes

EXPEDITION FUNDS
INVESTMENT ADVISOR AND CUSTODIAN:
Compass Bank
15 South 20th Street
Birmingham, Alabama 35233

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SERVICING AGENT:
Boston Financial Data Services, Inc.
Two Heritage Drive
Quincy, Massachusetts 02171

INDEPENDENT AUDITORS:
Deloitte & Touche LLP
117 Campus Drive
Princeton, New Jersey 08540

COUNSEL:
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036


EXP-F-016-01